Investment Property (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Investment Property [Abstract]
Balance, beginning		₪ 56,550	₪ 71,404
Acquisitions and capital expenditures		1,913	4,348
Transfer from (to) investment property under development, net		(25)	775
Dispositions		(1,712)	(1,440)
Transfer to assets held for sale due to discontinued operation			(19,754)
Deconsolidation		(23,272)
Transfer to fixed assets		(20)
Valuation gains, net	[1]	560	2,189
Foreign exchange differences		(1,147)	(972)
Balance, ending		32,847	56,550
Composition:
Investment property		32,428	55,982
Assets classified as held for sale (Note 7)		419	568
Investment property		₪ 32,847	₪ 56,550

[1]	In 2017, includes a net revaluation gain of NIS 500 million which was recognized in profit or loss as part of net income from discontinued operations, net. In 2016, includes a net revaluation gain of NIS 1,837 million which was recognized in profit or loss as part of net income from discontinued operations, net.